Operating Leases - Maturities of lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Maturities of lease liabilities
2025/2026	$ 2,148	$ 3,933
2026/2027	1,950	367
2027/2028	1,388	246
2028/2029	108	203
2029		97
Total undiscounted lease payments	5,594	4,846
Less: imputed interest	(280)	(197)
Total lease liabilities	$ 5,314	$ 4,649